EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
Schedule of liabilities relating to post-employment benefit and long-term benefit plans
The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

Employee benefit plans	December 31, 2024	December 31, 2023
In millions of COP
19.1 Defined benefit pension plan	140,996	132,854
19.2 Severance obligation	9,351	14,360
19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium	222,786	195,295
19.4 Other long term benefits	581,168	543,210
Total Post-employment and long-term benefit plans	954,301	885,719
Fair value Plan assets	2,746	2,765
Total Unfunded Post-employment and long-term benefit plans	951,555	882,954

Schedule of defined benefit plans

Defined benefit pension plan and other benefits	2024	2023
In millions of COP
Present value of the obligation as of January 1	101,778	95,081
Interest cost	10,459	11,409
Benefits paid	(13,003)	(12,237)
Net actuarial loss due to changes in assumptions	2,229	7,025
Net actuarial (gain) / loss due to plan experience	(366)	500
Others	2,150	-
Defined obligation, unfunded as of December 31	103,247	101,778

Defined benefit pension plan	2024	2023
In millions of COP
Present value of the obligation as of January 1	3,051	5,296
Interest cost	234	312
Benefits paid from plan assets	(524)	(1,088)
Net actuarial loss / (gain) due to changes in assumptions	117	(174)
Net actuarial gain due to plan experience	(63)	(361)
Foreign currency translation effect	450	(934)
Defined obligation, funded as of December 31	3,265	3,051
The following table details the change in plan assets:

Banistmo’s Plan assets	2024	2023
In millions of COP
Fair value of assets as of January 1	2,765	4,619
Interest income on plan assets	129	80
Benefits paid	(540)	(1,105)
Foreign currency translation effect	392	(829)
Fair value assets as of December 31	2,746	2,765

Defined benefit pension plan	2024	2023
In millions of COP
Present value of the obligation as of January 1	28,025	30,878
Current cost of service	1,136	878
Interest cost	2,657	2,757
Past service cost(1)	–	(4,821)
Benefits paid	(1,668)	(1,764)
Net actuarial (gain) / loss due to changes in assumptions(2)	(556)	5,544
Net actuarial (gain) / loss due to plan experience	(61)	1,272
Foreign currency translation effect	4,951	(6,719)
Defined obligation, unfunded as of December 31	34,484	28,025
(1)Corresponds to the change in the computable age of the benefit, modified in the year 2023.
(2)The gain for the year 2024 was mainly due to the increase in the discount rate from 9.00% in 2023 to 9.10% in 2024.

Schedule of severance obligation
The balances recognized in the Consolidated Statement of Financial Position are listed below:

Severance obligation	2024	2023
In millions of COP
Present value of the obligation as of January 1	14,360	15,446
Current cost of service	267	357
Interest cost	1,116	1,566
Benefits paid	(5,369)	(6,594)
Net actuarial loss due to changes in assumptions	13	888
Net actuarial (gain) / loss due to plan experience	(1,036)	2,697
Defined obligation, unfunded as of December 31	9,351	14,360

Schedule of Retirement Pension Premium Plan and Executive Pension Plan Premium
The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan	2024	2023
In millions of COP
Present value of the obligation as of January 1	195,295	176,816
Current service cost	20,632	18,427
Interest cost	18,157	17,338
Benefits paid	(22,004)	(18,889)
Net actuarial loss / (gain) due to changes in assumptions	1,046	(565)
Net actuarial (gain) / loss due to plan experience(1)	(6,103)	24,238
Foreign currency translation effect(2)	15,763	(22,070)
Defined obligation, unfunded as of December 31	222,786	195,295
(1)The actuarial gain in 2024 is mainly explained for Bancolombia S.A. by the departure of employees covered by the plan.
(2)Corresponds to Banagrícola S.A. y Filiales and Banco Agromercantil de Guatemala S.A. given higher devaluation between COP to USD currencies.

Schedule of other long term benefits	For the periods ended December 31, 2024 and December 31, 2023, the reconciliation of the other long term benefits is set below:

Other long term benefits	2024	2023
In millions of COP
Present value of the obligation as of January 1	543,210	446,473
Current service cost	57,653	48,790
Interest cost	56,157	54,878
Benefits paid	(62,762)	(55,257)
Net actuarial (gain) / loss due to changes in assumptions(1)	(8,083)	38,497
Net actuarial (gain) / loss due to plan experience(2)	(11,655)	18,721
Foreign currency translation effect	6,648	(8,892)
Defined obligation, unfunded as of December 31	581,168	543,210
(1)In the case of Bancolombia S.A., in 2024 the discount rate decreased from 11.75% to 11.00% and the nominal inflation rate from 6.35% to 5.40%, generating an actuarial gain of COP 8,394.
(2)Mainly in Bancolombia S.A. as the effective salary was slightly below expectations.

Schedule of defined contribution plans
The expense recognized in the line “Salaries and employee benefits” of the Consolidated Statement of Income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2024	2023
In millions of COP
Pension	318,988	286,621
Current severance regimen	92,729	82,963
Total	411,717	369,584

Schedule of economic assumptions used in the determination of the present value of the defined benefit plans
The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:
Colombia

Main projected assumptions	December 31, 2024	December 31, 2023
Discount rate	11.00%	11.75%
Rate of wage increase	7.90%	8.85%
Projected inflation	5.40%	6.35%
Rate of pension increase	5.40%	6.35%
Bancolombia Panamá

Main projected assumptions	December 31, 2024	December 31, 2023
Discount rate	6.50%	7.00%
Rate of wage increase	2.00%	2.00%
Projected inflation	2.00%	2.00%
Banistmo

Main projected assumptions	December 31, 2024	December 31, 2023
Discount rate	7.00%	7.60%
Expected long-term rate of return on plan assets	5.40%	2.20%
El Salvador

Main projected assumptions	December 31, 2024	December 31, 2023
Discount rate	5.20%	6.20%
Rate of wage increase	2.50%	2.50%
Projected inflation	1.50%	1.50%
Guatemala

Main projected assumptions	December 31, 2024	December 31, 2023
Discount rate	9.10%	9.00%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

Schedule of estimated payment of future benefits
The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2025	15,775	94,112
2026	15,866	102,009
2027	15,726	94,663
2028	15,638	106,651
2029	15,281	99,247
2030 to 2034	68,560	524,305

Schedule of sensitivity analysis for actuarial assumptions
Colombia
Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	11.50%	0.50% increase	(2,916)
Discount rate	10.50%	0.50% decrease	3,089
Pension increases	5.90%	0.50% increase	3,456
Pension decreases	4.90%	0.50% decrease	(3,285)
Mortality Table	RV-08 ("Rentistas Válidos")	One year increase in life expectancy	4,245
Mortality Table	RV-08 ("Rentistas Válidos")	One year decrease in life expectancy	36
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	11.50%	0.50% increase	(5,630)
Discount rate	10.50%	0.50% decrease	6,119
Salary increases	8.40%	0.50% increase	6,304
Salary decreases	7.40%	0.50% decrease	(5,840)
Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	10.00%	0.50% increase	(114)
Discount rate	9.00%	0.50% decrease	117
Salary increases	8.40%	0.50% increase	286
Salary decreases	7.40%	0.50% decrease	(280)
Panamá
Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.50%	0.50% increase	(106)
Discount rate	6.50%	0.50% decrease	113
Mortality Table	RP-2000	One year increase in life expectancy	102
Guatemala
Defined Benefit Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	9.60%	0.50% increase	(2,780)
Discount rate	8.60%	0.50% decrease	3,179
Salary increases	5.50%	0.50% increase	2,097
Salary decreases	4.50%	0.50% decrease	(1,882)
Mortality Table	RP-2000	One year increase in life expectancy	978
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.40%	0.50% increase	(1,842)
Discount rate	7.40%	0.50% decrease	1,927
Salary increases	5.50%	0.50% increase	1,973
Salary decreases	4.50%	0.50% decrease	(1,901)
El Salvador
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	5.70%	0.50% increase	(979)
Discount rate	4.70%	0.50% decrease	1,055
Salary increases	3.00%	0.50% increase	154
Salary decreases	2.00%	0.50% decrease	(228)
Other long term benefits
Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	11.50%	0.50% increase	(15,480)
Discount rate	10.50%	0.50% decrease	16,430
Salary increases	8.40%	0.50% increase	16,811
Salary decreases	7.40%	0.50% decrease	(15,967)
Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.60%	0.50% increase	(1,223)
Discount rate	7.60%	0.50% decrease	1,307
Salary increases	5.50%	0.50% increase	1,340
Salary decreases	4.50%	0.50% decrease	(1,264)
El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	5.70%	0.50% increase	(168)
Discount rate	4.70%	0.50% decrease	179

Schedule of bonuses and short-term benefits
Short-term employment benefit plans recognized in the Consolidated Statement of Financial Position in the line “other liabilities” consist of the following:

Other employment benefit plans	December 31, 2024	December 31, 2023
In millions of COP
Current severance obligation	107,938	95,732
Bonuses and short-term benefits(1)	676,967	734,916
Other employment benefit plans	784,905	830,648
(1)The decrease between December 31, 2024 and 2023, corresponds to the bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.